PRIVATE PLACEMENT (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jan. 24, 2022	Jun. 30, 2022	Dec. 31, 2022
PRIVATE PLACEMENT
Aggregate purchase price		$ 11,910,000	$ 11,910,000
Private Placement | Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	11,910,000
Price of warrants	$ 1.00
Aggregate purchase price	$ 11,910,000
Number of shares per warrant	1
Exercise price of warrant	$ 11.50